Stock Options - Schedule of Fair Value of Stock (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	66.00%	72.40%
Expected life (years)	6 years 29 days	5 years 9 months 7 days
Risk-free rate	3.90%	4.30%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	75.30%	73.80%
Expected life (years)	6 years 3 months	6 years 3 months
Risk-free rate	4.40%	4.70%